UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0229

Seligman Growth Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	3/31/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Growth Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2006

	Shares or Principal Amount	Value

Common Stocks 98.7% Aerospace and Defense 3.7%
Boeing	98,100 shs.	$7,644,933
United Technologies	157,700	9,141,869

		16,786,802

Air Freight and Logistics 3.0%
United Parcel Service (Class B)	171,800	13,637,484

Automobiles 0.6%
Harley-Davidson	49,400	2,562,872

Beverages 1.9%
PepsiCo	150,100	8,674,279

Biotechnology 4.4%
Amgen*	134,230	9,796,777
Celgene*	108,400	4,783,692
Gilead Sciences*	82,200	5,123,526

		19,703,995

Capital Markets 3.1%
Goldman Sachs Group	32,200	5,054,112
Merrill Lynch	116,200	9,151,912

		14,206,024

Communications Equipment 7.2%
Cisco Systems*	584,000	12,658,200
Corning*	223,300	6,009,003
QUALCOMM	266,200	13,471,051

		32,138,254

Computers and Peripherals 4.2%
Apple Computer*	128,600	8,065,149
Hewlett-Packard	331,600	10,909,640

		18,974,789

Construction and Engineering 1.6%
Fluor	86,200	7,395,960

Consumer Finance 1.1%
American Express	91,600	4,813,580

Electrical Equipment 2.6%
Emerson Electric	142,600	11,925,638

Energy Equipment and Services 3.4%
Schlumberger	122,700	15,530,139

Food and Staples Retailing 3.2%
Wal-Mart Stores	304,200	14,370,408

Health Care Equipment and Supplies 4.7%
Cooper Companies	42,800	2,312,484
Medtronic	187,700	9,525,775
Waters*	105,400	4,548,010
Zimmer Holdings*	67,900	4,590,040

		20,976,309

Health Care Providers and Services 2.2%
Cardinal Health	73,300	5,462,316
Express Scripts*	52,400	4,606,746

		10,069,062

Household Products 3.8%
Procter & Gamble	299,840	17,276,781

Industrial Conglomerates 7.3%
3M	159,800	12,095,262

General Electric	603,790	20,999,816

		33,095,078

Insurance 2.2%
AFLAC	216,600	9,775,158

Internet Software and Services 1.5%
Google (Class A)*	18,000	6,953,310

Machinery 1.8%
Deere	104,900	8,292,345

Media 4.2%
Walt Disney	340,600	9,499,334
News Corp. (Class B)	552,800	9,707,168

		19,206,502

Multi-Line Retail 3.9%
Kohl's*	330,700	17,530,407

Pharmaceuticals 9.9%
Abbott Laboratories	153,400	6,514,898
Johnson & Johnson	260,460	15,424,441
Merck	129,900	4,576,377
Mylan Laboratories	145,200	3,397,680
Pfizer	131,700	3,281,964
Schering-Plough	242,500	4,605,075
Wyeth	149,200	7,239,184

		45,039,619

Software 7.0%
Electronic Arts*	43,800	2,396,517
Microsoft	796,100	21,681,783
Oracle*	572,900	7,845,866

		31,924,166

Specialty Retail 8.1%
Bed Bath & Beyond*	353,200	13,564,646

Home Depot	327,700	13,861,710
Limited Brands	376,300	9,204,298

		36,630,654

Wireless Telecommunication Services 2.1%
Alltel	143,900	9,317,525

Total Common Stocks		446,807,140

Short-Term Holdings 4.5%
Fixed Time Deposit 4.5%
HSBC Bank USA, Grand Cayman, 4.781%, 4/3/2006	$20,510,000	20,510,000

Total Investments 103.2%		467,317,140
Other Assets Less Liabilities (3.2)%		(14,469,379)

Net Assets 100.0%		$ 452,847,761

* Non-income producing security.

At March 31,2006, the cost of investments for federal income tax purposes was $427,319,857. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $46,715,160 and $6,717,877, respectively. Net unrealized appreciation was $39,997,283.

Note: Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund's investment adviser, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedure approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, act of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GROWTH FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2006

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 25, 2006

SELIGMAN GROWTH FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.